Costs according to Type of Cost (Tables)	12 Months Ended
Dec. 31, 2023
Costs according to Type of Cost
Schedule of operating expenses

	Year Ended December 31,
	2023	2022	2021
Raw materials, consumables and royalties	60,463	3,179	—
Other external expenses	955,895	939,566	549,079
Personnel costs	558,332	248,952	164,206
Depreciation on equipments and right-of-use assets	48,726	12,913	34,433
Other operating expenses	1,134	23,074	6,344
Total	1,624,550	1,227,684	754,062